EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity
EQUITY

19.	EQUITY

(a)	Issued capital

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Common shares issued and fully paid:
June 30, 2023: 8,197,897*, (December 31, 2022: 40,948,082) common shares, no par value	450,782	450,782	62,146

	Number of shares	Share capital
		CNY	US$

As of January 1, 2022	40,948,082	450,782	62,146

Common shares issued through private placement	—	—	—

As of December 31, 2022 and January 1, 2023	40,948,082	450,782	62,146

Effect of Five-to-One Share Combination*	(32,750,185)	—	—

As of June 30, 2023	8,197,897	450,782	62,146

*	On April 3, 2023, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.

(b)	Other capital reserves

Other capital reserves of the Company are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, the business combination and the deemed contribution from the Shareholder of the Company and related companies.

25.	EQUITY

(a)	Issued capital

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Common shares issued and fully paid:
December 31, 2022: 40,948,082* (December 31, 2021: 40,948,082) common shares, no par value	450,782	450,782	65,351

*	The numbers of common shares above are before giving effect to the Share Combination which became effective on April 3, 2023. Refer to Note 31 for further details.

(b)	Other capital reserves

	Other capital reserves
	CNY	US$

As of January 1, 2021	787,987	114,236

Deemed distribution to the controlling shareholder	(75,651)	(10,967)
Equity-settled share-based payment	2,311	335
Others	4,463	647

As of December 31, 2021	719,110	104,251

As of January 1, 2022	719,110	104,251

Equity inventive share-based payment (Note 27)	16,209	2,342

As of December 31, 2022	735,319	106,600

Other capital reserves of the Company are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, the business combination and the deemed contribution from the Shareholder and related companies.

(c)	Dividend restrictions and reserves

Due to the Group's structure, the payment of dividends is subject to numerous controls imposed under PRC law, including foreign exchange control on the conversion of the local currency into U.S. dollars and other currencies.

In accordance with the relevant PRC regulations, appropriations of net income as reflected in its PRC statutory financial statements are to be allocated to each of the general reserve and enterprise expansion reserve, respectively, as determined by the resolution of the Board of Directors annually.